Trust specific information (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Physical platinum bullion	$ 320,375,000	$ 108,030,000
Physical palladium bullion	$ 188,669,000	92,254,000
Percent value of net assets of the Trust	0.50%
Management fee payable	$ 0	100,000
Capital losses available for tax purposes	456,000	436,000
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ 166,000	$ 74,000
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Physical platinum	63.70%	50.80%
Physical palladium	35.80%	49.20%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 7,700,000	$ 1,700,000
Percentage decrease in market value of platinum and palladium	1.00%